COMMITMENTS (Details)	3 Months Ended
	Mar. 31, 2021 USD ($)	Oct. 31, 2020 item
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item		3
Cash Discount (in percent) Source2	3.5
Cash discount	$ 17,500,000
Representative Of The Underwriters (Member)
Other Commitments [Line Items]
Cash Discount (in percent) Source2	2.25
Cash discount	$ 11,250,000
Moelis & Company LLC
Other Commitments [Line Items]
Cash Discount (in percent) Source2	1.25
Cash discount	$ 6,250,000